2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2019	58.10%	15.76%	46.52%
2020	27.95	10.53	27.99
2021	9.77	10.66	14.61
2022	3.27	10.39	7.67
2023	.82	9.59	3.16
2024 & beyond	.09	43.07	.05
	100.00%	100.00%	100.00%